Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 51,537	$ 54,731
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)
Capital expenditures	(20,619)	(29,041)
Proceeds from disposition of assets and investments	5,196	4,414
(Increase) decrease in notes receivable	8	4
Net cash used in investing activities	(517,553)	(44,270)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000
Payment on revolving credit facility	(125,000)	(35,000)
Principal payments on long-term debt	(3,755)	(3,755)
Proceeds received from senior credit facility	300,000
Debt issuance costs	(9,017)
Proceeds received from note offering	400,000
Payment on senior credit facility	(300,000)
Distributions to non-controlling interest	(105)	(180)
Net cash provided by (used in) financing activities	471,003	(2,819)
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)
Net increase (decrease) in cash and cash equivalents	6,093	6,511
Cash and cash equivalents at beginning of period	22,327	26,035
Cash and cash equivalents at end of period	28,420	32,546
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	33,185	38,141
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)
Capital expenditures	(20,619)	(29,041)
Proceeds from disposition of assets and investments	5,196	4,414
(Increase) decrease in notes receivable	8	4
Net cash used in investing activities	(517,553)	(44,270)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000
Payment on revolving credit facility	(125,000)	(35,000)
Principal payments on long-term debt	(3,755)	(3,755)
Proceeds received from senior credit facility	300,000
Debt issuance costs	(9,017)
Proceeds received from note offering	400,000
Payment on senior credit facility	(300,000)
Distributions to non-controlling interest	(105)	(180)
Dividends to parent	(78,938)	(71,322)
Contributions from (to) parent	26,170	32,028
Net cash provided by (used in) financing activities	489,355	13,771
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)
Net increase (decrease) in cash and cash equivalents	6,093	6,511
Cash and cash equivalents at beginning of period	21,827	25,535
Cash and cash equivalents at end of period	27,920	32,046
LAMAR MEDIA CORP [Member] | Lamar Media [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	20,748	14,745
Cash flows from investing activities:
Investment in subsidiaries	(502,138)	(19,647)
(Increase) decrease in intercompany notes receivable	(2,946)	(970)
(Increase) decrease in notes receivable	8	(7)
Net cash used in investing activities	(505,076)	(20,624)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000
Payment on revolving credit facility	(125,000)	(35,000)
Principal payments on long-term debt	(3,755)	(3,755)
Proceeds received from senior credit facility	300,000
Debt issuance costs	(9,017)
Proceeds received from note offering	400,000
Payment on senior credit facility	(300,000)
Dividends to parent	(78,938)	(71,322)
Contributions from (to) parent	26,170	32,028
Net cash provided by (used in) financing activities	489,460	13,951
Net increase (decrease) in cash and cash equivalents	5,132	8,072
Cash and cash equivalents at beginning of period	4,955	10,689
Cash and cash equivalents at end of period	10,087	18,761
LAMAR MEDIA CORP [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	69,183	68,783
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)
Capital expenditures	(20,123)	(28,066)
Proceeds from disposition of assets and investments	5,196	4,414
(Increase) decrease in notes receivable		11
Net cash used in investing activities	(517,065)	(43,288)
Cash flows from financing activities:
Dividends to parent	(53,975)	(44,906)
Contributions from (to) parent	502,138	19,647
Net cash provided by (used in) financing activities	448,163	(25,259)
Net increase (decrease) in cash and cash equivalents	281	236
Cash and cash equivalents at beginning of period	454	480
Cash and cash equivalents at end of period	735	716
LAMAR MEDIA CORP [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(2,771)	(481)
Cash flows from investing activities:
Capital expenditures	(496)	(975)
Net cash used in investing activities	(496)	(975)
Cash flows from financing activities:
Intercompany loan proceeds	2,946	970
Distributions to non-controlling interest	(105)	(180)
Net cash provided by (used in) financing activities	2,841	790
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)
Net increase (decrease) in cash and cash equivalents	680	(1,797)
Cash and cash equivalents at beginning of period	16,418	14,366
Cash and cash equivalents at end of period	17,098	12,569
LAMAR MEDIA CORP [Member] | Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(53,975)	(44,906)
Cash flows from investing activities:
Investment in subsidiaries	502,138	19,647
(Increase) decrease in intercompany notes receivable	2,946	970
Net cash used in investing activities	505,084	20,617
Cash flows from financing activities:
Intercompany loan proceeds	(2,946)	(970)
Dividends to parent	53,975	44,906
Contributions from (to) parent	(502,138)	(19,647)
Net cash provided by (used in) financing activities	$ (451,109)	$ 24,289